STATEMENT OF INVESTMENTS
BNY Mellon Global Fixed Income Fund

September 30, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.1%
Australia - .1%
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	5,240,000		4,273,103
Austria - .7%
Austria, Sr. Unscd. Bonds	EUR	0.03	2/20/2031	13,400,000	[b]	15,477,017
Suzano Austria GmbH, Gtd. Notes		3.13	1/15/2032	1,760,000		1,701,920
Suzano Austria GmbH, Gtd. Notes		3.75	1/15/2031	3,575,000		3,676,888
					20,855,825
Belgium - .4%
Belgium, Sr. Unscd. Bonds, Ser. 90	EUR	0.40	6/22/2040	11,600,000	[b]	12,903,699
Bermuda - .3%
Textainer Marine Containers VII, Ser. 2021-1A, Cl. A		1.68	2/20/2046	8,103,333	[b]	7,999,244
British Virgin - .5%
Sinopec Group Overseas Development, Gtd. Notes		1.45	1/8/2026	1,400,000	[b,c]	1,395,957
Sinopec Group Overseas Development, Gtd. Notes		2.50	8/8/2024	12,840,000	[b]	13,342,165
					14,738,122
Canada - 1.8%
BMW Canada Auto Trust, Ser. 2021-1A, Cl. A3	CAD	0.76	12/20/2025	8,900,000	[b]	6,976,937
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	9,020,000	[b]	7,100,918
Ford Auto Securitization Trust, Ser. 2017-R5A, Cl. A3	CAD	2.38	3/15/2023	1,159,029	[b]	919,510
Ford Auto Securitization Trust, Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/2023	4,000,926	[b]	3,185,575
Ford Auto Securitization Trust, Ser. 2018-BA, Cl. A3	CAD	2.84	1/15/2024	7,483,562	[b]	5,982,419
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. A3	CAD	1.15	11/15/2025	7,825,000	[b]	6,172,854
GMF Canada Leasing Trust, Ser. 2020-1A, Cl. A3	CAD	1.05	11/20/2025	6,325,000	[b]	5,010,313
GMF Canada Leasing Trust, Ser. 2021-1A, Cl. A3	CAD	0.87	5/20/2026	9,345,000	[b]	7,369,240
MBarc Credit Canada, Ser. 2021-AA, Cl. A3	CAD	0.93	2/17/2026	7,200,000	[b]	5,670,128
Nutrien, Sr. Unscd. Notes		1.90	5/13/2023	2,300,000		2,350,528
Teck Resources, Sr. Unscd. Notes		6.25	7/15/2041	940,000		1,256,384
					51,994,806

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.1% (continued)
Cayman Islands - 5.4%
Avery Point VII CLO, Ser. 2015-7A, Cl. AR2, 3 Month LIBOR +.96%		1.09	1/15/2028	6,216,770	[b,d]	6,217,435
Bain Capital Credit CLO, Ser. 2020-3A, Cl. A, 3 Month LIBOR +1.38%		1.52	10/23/2032	8,155,000	[b,d]	8,157,430
Bain Capital Credit CLO, Ser. 2020-5A, Cl. A1, 3 Month LIBOR +1.22%		1.35	1/20/2032	3,275,000	[b,d]	3,277,342
Buckhorn Park CLO, Ser. 2019-1A, Cl. B1R, 3 Month LIBOR +1.65%		1.76	7/18/2034	7,550,000	[b,d]	7,555,104
Carlyle US CLO, Ser. 2017-1A, Cl. A2R, 3 Month LIBOR +1.60%		1.73	4/20/2031	7,850,000	[b,d]	7,857,693
Cent 21 CLO, Ser. 2014-21A, Cl. A1R3, 3 Month LIBOR +.97%		1.10	7/27/2030	7,600,000	[b,d]	7,601,368
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	2,045,000		2,467,329
CK Hutchison Finance 16 II, Gtd. Bonds	EUR	0.88	10/3/2024	5,185,000		6,157,217
Columbia Cent 30 CLO, Ser. 2020-30A, Cl. A1, 3 Month LIBOR +1.31%		1.44	1/20/2034	7,625,000	[b,d]	7,638,275
DP World Salaam, Jr. Sub. Notes		6.00	10/1/2025	6,725,000	[e]	7,381,266
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, 3 Month LIBOR +.97%		1.10	4/15/2031	6,975,000	[b,d]	6,977,260
Dryden XXVI Senior Loan Fund CLO, Ser. 2013-26A, Cl. AR, 3 Month LIBOR +.90%		1.03	4/15/2029	7,870,960	[b,d]	7,871,999
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. A, 3 Month LIBOR +.75%		0.88	4/15/2029	7,802,492	[b,d]	7,803,554
Magnetite XIX CLO, Ser. 2017-19A, Cl. AR, 3 Month LIBOR +1.05%		1.18	4/17/2034	7,000,000	[b,d]	7,007,826
Magnetite XVII CLO, Ser. 2016-17A, Cl. AR, 3 Month LIBOR +1.10%		1.23	7/20/2031	8,025,000	[b,d]	8,029,406
Magnetite XXVIII CLO, Ser. 2020-28A, Cl. A, 3 Month LIBOR +1.27%		1.40	10/25/2031	5,660,000	[b,d]	5,661,732
MF1 2021-FL7, Ser. 2021-FL7, CI. AS, 1 Month LIBOR +1.45%		1.55	10/18/2036	5,500,000	[b,d]	5,519,228
Milos CLO, Ser. 2017-1A, Cl. AR, 3 Month LIBOR +1.07%		1.20	10/20/2030	7,150,000	[b,d]	7,150,901
Race Point IX CLO, Ser. 2015-9A, CI. A1A2, 3 Month LIBOR +.94%		1.07	10/15/2030	7,150,000	[b,d]	7,150,887
RIN IV CLO, Ser. 2021-1A, CI. A, 3 Month LIBOR +1.30%		1.43	4/20/2033	5,225,000	[b,d]	5,232,472
SA Global Sukuk, Sr. Unscd. Notes		1.60	6/17/2026	3,275,000	[b]	3,258,641
Taconic Park CLO, Ser. 2016-1A, Cl. A1R, 3 Month LIBOR +1.00%		1.13	1/20/2029	7,150,000	[b,d]	7,154,404
TCI-Flatiron CLO, Ser. 2017-1A, CI. AR, 3 Month LIBOR +.96%		1.08	11/18/2030	1,300,000	[b,d]	1,300,374

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.1% (continued)
Cayman Islands - 5.4% (continued)
Thompson Park CLO, Ser. 2021-1A, CI. A1, 3 Month LIBOR +1.00%		1.20	4/15/2034	7,975,000	[b,d]	7,982,672
Vale Overseas, Gtd. Notes		6.25	8/10/2026	1,307,000		1,546,161
Voya CLO, Ser. 2019-1A, Cl. AR, 3 Month LIBOR +1.06%		1.19	4/15/2031	4,025,000	[b,d]	4,025,918
					157,983,894
Chile - .3%
Inversiones, Gtd. Notes		3.00	4/6/2031	5,900,000	[b]	5,864,010
VTR Comunicaciones, Sr. Scd. Notes		5.13	1/15/2028	2,156,000	[b,c]	2,290,599
					8,154,609
China - 5.0%
China, Bonds, Ser. 1827	CNY	3.25	11/22/2028	191,700,000		30,394,068
China, Unscd. Bonds	CNY	3.81	9/14/2050	542,850,000		89,179,809
China Development Bank, Unscd. Bonds, Ser. 1905	CNY	3.48	1/8/2029	178,000,000		27,879,409
					147,453,286
Egypt - .2%
Egypt, Sr. Unscd. Notes		7.30	9/30/2033	6,800,000	[b]	6,620,140
France - 2.9%
Credit Agricole, Sub. Notes		3.25	1/14/2030	7,250,000		7,603,355
Credit Agricole Home Loan SFH, Covered Notes	EUR	1.25	3/24/2031	6,700,000	[c]	8,576,752
France, Bonds	EUR	0.75	5/25/2028	51,050,000		63,007,029
Orange, Sr. Unscd. Notes	EUR	-0.03	9/4/2026	5,100,000		5,903,377
					85,090,513
Germany - 6.0%
Bundesobligation, Bonds, Ser. 184	EUR	-0.63	10/9/2026	100,000,000		119,109,655
Bundesrepublik Deutschland Bundesanleihe, Bonds	EUR	-0.32	8/15/2031	25,000,000		29,520,463
Bundesrepublik Deutschland Bundesanleihe, Bonds, Ser. 98	EUR	4.75	7/4/2028	17,575,000		27,665,324
					176,295,442
Ghana - .1%
Ghana, Sr. Unscd. Notes		8.63	4/7/2034	4,125,000	[b]	3,935,168
Hungary - .1%
Hungary, Sr. Unscd. Notes		7.63	3/29/2041	1,765,000		2,946,738
Indonesia - .3%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unscd. Notes	EUR	1.88	11/5/2031	5,100,000		5,767,457
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unscd. Notes		3.00	6/30/2030	4,640,000	[c]	4,638,840
					10,406,297

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.1% (continued)
Ireland - .5%
AerCap Global Aviation Trust, Gtd. Notes		2.88	8/14/2024	3,105,000		3,235,834
AerCap Global Aviation Trust, Gtd. Notes		4.45	10/1/2025	2,900,000		3,171,568
AerCap Global Aviation Trust, Gtd. Notes		6.50	7/15/2025	4,000,000		4,639,715
Ireland, Bonds	EUR	2.00	2/18/2045	2,150,000		3,176,587
					14,223,704
Italy - 2.6%
Italy, Sr. Unscd. Notes		2.88	10/17/2029	15,400,000		15,967,111
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds	EUR	2.45	9/1/2050	44,815,000	[b]	59,583,190
					75,550,301
Ivory Coast - .1%
Ivory Coast, Sr. Unscd. Notes	EUR	4.88	1/30/2032	3,650,000	[b]	4,129,056
Japan - 8.1%
Japan (10 Year Issue), Bonds, Ser. 336	JPY	0.50	12/20/2024	3,319,950,000		30,414,945
Japan (10 Year Issue), Bonds, Ser. 348	JPY	0.10	9/20/2027	2,945,650,000		26,743,380
Japan (20 Year Issue), Bonds, Ser. 156	JPY	0.40	3/20/2036	9,023,250,000		82,869,926
Japan (30 Year Issue), Bonds, Ser. 66	JPY	0.40	3/20/2050	8,242,600,000		69,331,495
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	3,281,799	[b]	3,305,467
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	5,480,413	[b]	5,577,124
OSCAR US Funding X, Ser. 2019-1A, Cl. A4		3.27	5/11/2026	6,750,000	[b]	6,987,273
OSCAR US Funding XI, Ser. 2019-2A, Cl. A4		2.68	9/10/2026	9,520,000	[b]	9,841,864
Takeda Pharmaceutical, Sr. Unscd. Notes	EUR	2.00	7/9/2040	2,175,000		2,713,318
					237,784,792
Kazakhstan - .1%
Development Bank of Kazakhstan, Sr. Unscd. Notes		4.13	12/10/2022	2,025,000		2,099,587
Luxembourg - .8%
CK Hutchison Group Telecom Finance, Gtd. Notes	EUR	1.13	10/17/2028	3,650,000		4,376,612
DH Europe Finance II, Gtd. Bonds	EUR	0.20	3/18/2026	6,120,000		7,131,207
JBS Finance Luxembourg, Gtd. Notes		3.63	1/15/2032	4,775,000	[b]	4,870,548
Medtronic Global Holdings, Gtd. Notes	EUR	0.75	10/15/2032	2,900,000		3,382,837
Medtronic Global Holdings, Gtd. Notes	EUR	1.63	3/7/2031	2,000,000		2,547,668

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.1% (continued)
Luxembourg - .8% (continued)
Millicom International Cellular, Sr. Unscd. Notes		4.50	4/27/2031	1,300,000	[b]	1,361,497
					23,670,369
Malaysia - .3%
Malaysia, Bonds, Ser. 219	MYR	3.89	8/15/2029	37,430,000		9,256,127
Mexico - 2.7%
Banco Santander Mexico, Sr. Unscd. Notes		5.38	4/17/2025	4,750,000	[b]	5,315,013
Infraestructura Energetica Nova, Sr. Unscd. Notes		4.88	1/14/2048	3,950,000		4,077,210
Metalsa, Gtd. Notes		3.75	5/4/2031	4,825,000	[b]	4,724,905
Mexico, Bonds, Ser. M	MXN	5.75	3/5/2026	130,000,000		6,011,320
Mexico, Bonds, Ser. M	MXN	7.75	5/29/2031	821,500,000		40,834,020
Mexico, Sr. Unscd. Notes		3.75	4/19/2071	3,115,000		2,699,116
Mexico, Sr. Unscd. Notes		6.05	1/11/2040	3,800,000		4,661,992
Nemak, Sr. Unscd. Notes		3.63	6/28/2031	4,200,000	[b]	4,158,000
Petroleos Mexicanos, Gtd. Notes		6.84	1/23/2030	7,755,000		8,020,376
					80,501,952
Netherlands - 1.9%
Braskem Netherlands Finance, Gtd. Notes		5.88	1/31/2050	3,750,000	[b]	4,270,313
EDP Finance, Sr. Unscd. Notes	EUR	0.38	9/16/2026	5,815,000	[c]	6,812,257
Enel Finance International, Gtd. Notes	EUR	0.38	6/17/2027	7,275,000		8,503,067
Equate Petrochemical, Gtd. Notes		2.63	4/28/2028	3,400,000	[b]	3,427,618
Iberdrola International, Gtd. Notes	EUR	1.13	1/27/2023	1,400,000	[c]	1,654,314
ING Groep, Sub. Bonds	EUR	2.00	3/22/2030	4,600,000		5,619,117
ING Groep, Sub. Notes	EUR	3.00	4/11/2028	5,200,000		6,297,617
Mamoura Diversified Global Holding, Gtd. Notes		2.50	11/7/2024	3,550,000		3,712,036
VEON Holdings, Sr. Unscd. Notes		3.38	11/25/2027	7,280,000	[b]	7,389,637
Volkswagen International Finance, Gtd. Bonds, Ser. 10Y	EUR	1.88	3/30/2027	2,200,000		2,761,607
WPC Eurobond, Gtd. Bonds	EUR	2.25	7/19/2024	2,975,000		3,652,767
WPC Eurobond, Gtd. Notes	EUR	1.35	4/15/2028	2,200,000		2,640,626
WPC Eurobond, Gtd. Notes	EUR	2.13	4/15/2027	685,000		861,824
					57,602,800
Nigeria - .1%
Nigeria, Sr. Unscd. Notes		7.38	9/28/2033	3,275,000	[b]	3,307,881
Norway - .3%
Equinor, Gtd. Notes		3.25	11/18/2049	7,350,000		7,798,380
Yara International, Sr. Unscd. Notes		3.15	6/4/2030	2,150,000	[b]	2,269,522
					10,067,902
Philippines - .5%
Philippine, Sr. Unscd. Notes	EUR	0.14	2/3/2023	8,600,000		9,959,927

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.1% (continued)
Philippines - .5% (continued)
Philippine, Sr. Unscd. Notes	EUR	0.88	5/17/2027	3,000,000		3,555,741
					13,515,668
Qatar - .3%
Qatar Petroleum, Sr. Unscd. Notes		2.25	7/12/2031	9,550,000	[b]	9,471,403
Romania - .4%
Romania, Bonds	EUR	3.62	5/26/2030	2,725,000	[b]	3,559,021
Romania, Sr. Unscd. Notes	EUR	2.50	2/8/2030	2,670,000	[b]	3,241,920
Romania, Unscd. Notes	EUR	2.75	4/14/2041	3,435,000	[b]	3,705,914
					10,506,855
Russia - .5%
Russia, Bonds, Ser. 6228	RUB	7.65	4/10/2030	1,046,950,000		14,836,547
Saudi Arabia - .0%
Saudi Arabian Oil Co., Sr. Unscd. Notes		1.63	11/24/2025	1,560,000	[b]	1,562,340
Senegal - .1%
Senegal, Sr. Unscd. Notes	EUR	5.38	6/8/2037	3,500,000	[b]	4,005,088
Serbia - .4%
Serbia, Sr. Unscd. Notes	EUR	2.05	9/23/2036	8,125,000	[b]	8,845,298
Serbia, Sr. Unscd. Notes	EUR	3.13	5/15/2027	2,260,000	[b]	2,880,004
					11,725,302
Singapore - .2%
Singapore, Bonds	SGD	2.63	5/1/2028	9,000,000		7,188,467
South Korea - .7%
Korea, Bonds, Ser. 2812	KRW	2.38	12/10/2028	11,350,200,000		9,784,941
Korea, Bonds, Ser. 4903	KRW	2.00	3/10/2049	8,000,000,000		6,394,775
Korea Treasury Bond, Sr. Unscd. Bonds, Ser. 5103	KRW	1.88	3/10/2051	4,753,450,000		3,715,457
					19,895,173
Spain - 2.2%
Banco Santander, Covered Notes	EUR	0.88	5/9/2031	6,800,000	[c]	8,413,732
Spain, Bonds	EUR	0.60	10/31/2029	42,550,000	[b]	50,984,870
Spain, Sr. Unscd. Bonds	EUR	1.25	10/31/2030	3,385,000	[b]	4,250,952
					63,649,554
Supranational - 1.2%
Africa Finance, Sr. Unscd. Notes		2.88	4/28/2028	4,950,000	[b]	4,992,570
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.00	7/27/2027	7,720,000		8,673,690
Corp. Andina de Fomento, Sr. Unscd. Notes		3.25	2/11/2022	8,250,000		8,339,699
The African Export-Import Bank, Sr. Unscd. Notes		3.80	5/17/2031	4,075,000	[b]	4,231,888
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	7,500,000		8,109,225
					34,347,072

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.1% (continued)
Switzerland - .5%
Credit Suisse Group, Sr. Unscd. Notes		4.28	1/9/2028	5,725,000	[b]	6,367,121
UBS Group, Jr. Sub. Notes		7.00	1/31/2024	6,575,000	[b,c,e]	7,177,632
					13,544,753
Thailand - 1.0%
PTT Treasury Center, Gtd. Notes		3.70	7/16/2070	2,860,000	[b,c]	2,881,064
Thailand, Bonds	THB	2.88	12/17/2028	312,520,000		10,094,123
Thailand, Sr. Unscd. Bonds	THB	2.13	12/17/2026	492,750,000		15,343,226
					28,318,413
Ukraine - .2%
Ukraine, Sr. Unscd. Notes		1.26	5/31/2040	5,100,000	[d]	5,580,736
United Arab Emirates - .1%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds		4.60	11/2/2047	2,460,000	[b]	2,911,796
United Kingdom - 4.8%
AstraZeneca, Sr. Unscd. Notes		3.00	5/28/2051	4,645,000	[c]	4,799,857
Barclays, Jr. Sub. Bonds		7.88	3/15/2022	6,840,000	[e]	7,010,863
Barclays, Jr. Sub. Notes		8.00	6/15/2024	4,151,000		4,690,651
BAT International Finance, Gtd. Notes	EUR	2.25	1/16/2030	5,700,000		7,042,929
Brass No. 10, Ser. 10-A, Cl. A1		0.67	4/16/2069	3,694,864	[b]	3,695,721
Gemgarto, Ser. 2021-1A, Cl. A, 3 Month SONIA +.59%	GBP	0.64	12/16/2067	6,416,438	[b,d]	8,699,880
Lanark Master Issuer, Ser. 2020-1A, Cl. 1A		2.28	12/22/2069	5,600,000	[b]	5,720,361
MARB BondCo, Gtd. Bonds		3.95	1/29/2031	5,850,000	[b]	5,595,642
United Kingdom Gilt, Bonds	GBP	0.25	7/31/2031	25,400,000		31,717,315
United Kingdom Gilt, Bonds	GBP	0.38	10/22/2026	27,400,000		36,418,707
United Kingdom Gilt, Bonds	GBP	0.63	10/22/2050	18,500,000		20,402,668
Vodafone Group, Jr. Sub. Bonds	EUR	3.10	1/3/2079	4,100,000	[c]	4,941,954
					140,736,548
United States - 43.4%
7-Eleven, Sr. Unscd. Notes		2.80	2/10/2051	6,325,000	[b]	5,854,651
Abbott Laboratories, Sr. Unscd. Notes		3.75	11/30/2026	1,616,000		1,813,746
AEP Transmission, Sr. Unscd. Notes		3.10	12/1/2026	3,680,000		3,970,427
Air Lease, Sr. Unscd. Notes		2.88	1/15/2026	4,500,000		4,704,225
Air Products & Chemicals, Sr. Unscd. Notes		1.50	10/15/2025	1,425,000		1,451,715
Air Products & Chemicals, Sr. Unscd. Notes		1.85	5/15/2027	1,575,000		1,623,585
Ally Financial, Jr. Sub. Notes, Ser. B		4.70	5/15/2026	9,315,000		9,724,627
Ally Financial, Sub. Notes		5.75	11/20/2025	1,315,000		1,504,353
Amazon.com, Sr. Unscd. Notes		3.15	8/22/2027	7,875,000		8,663,335
American Express, Sr. Unscd. Notes		2.50	7/30/2024	4,850,000		5,099,910

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.1% (continued)
United States - 43.4% (continued)
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A		3.68	12/17/2036	3,961,781	[b]	4,210,272
American International Group, Sr. Unscd. Notes		4.20	4/1/2028	2,790,000		3,181,385
AmeriCredit Automobile Receivables Trust, Ser. 2020-1, Cl. C		1.59	10/20/2025	8,725,000		8,875,826
Arbor Multifamily Mortgage Securities Trust, Ser. 2021-MF3, CI. A5		2.57	10/15/2054	3,850,000	[b,f]	3,972,947
AstraZeneca Finance, Gtd. Notes		2.25	5/28/2031	2,430,000	[c]	2,469,600
AT&T, Sr. Unscd. Notes	EUR	0.25	3/4/2026	4,725,000		5,506,552
AT&T, Sr. Unscd. Notes	EUR	2.35	9/5/2029	2,763,000		3,618,672
AT&T, Sr. Unscd. Notes	EUR	1.80	9/14/2039	2,330,000		2,749,345
AT&T, Sr. Unscd. Notes	EUR	2.05	5/19/2032	2,150,000		2,758,587
Bank, Ser. 2019-BN19, Cl. A2		2.93	8/15/2061	7,850,000		8,310,906
BBCMS Mortgage Trust, Ser. 2019-BWAY, Cl. A, 1 Month LIBOR +.96%		1.04	11/15/2034	6,400,000	[b,d]	6,390,216
Berkshire Hathaway, Sr. Unscd. Notes	EUR	0.09	3/12/2025	7,285,000		8,469,064
Berry Global, Sr. Scd. Notes		1.57	1/15/2026	3,815,000	[b]	3,818,777
BF Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%		1.28	12/15/2035	7,500,000	[b,d]	7,514,857
BX Commercial Mortgage Trust, Ser. 2020-BXLP, Cl. A, 1 Month LIBOR +.80%		0.88	12/15/2036	9,105,364	[b,d]	9,122,748
BXHPP Trust, Ser. 2021-FILM, Cl. B, 1 Month LIBOR +.90%		0.98	8/15/2036	9,620,000	[b,d]	9,643,528
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%		1.15	12/15/2037	8,350,000	[b,d]	8,373,150
Cameron LNG, Sr. Scd. Notes		2.90	7/15/2031	8,575,000	[b]	9,097,645
Capital One Financial, Sub. Notes		2.36	7/29/2032	7,585,000		7,432,666
CarMax Auto Owner Trust, Ser. 2018-1, Cl. D		3.37	7/15/2024	1,360,000		1,375,329
CarMax Auto Owner Trust, Ser. 2019-3, Cl. B		2.50	4/15/2025	3,445,000		3,554,213
CarMax Auto Owner Trust, Ser. 2019-3, Cl. C		2.60	6/16/2025	3,065,000		3,164,418
Carrier Global, Sr. Unscd. Notes		2.49	2/15/2027	6,020,000		6,297,828
Carrier Global, Sr. Unscd. Notes		2.72	2/15/2030	2,035,000		2,106,678
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	4,600,000		4,608,207
CCO Holdings, Sr. Unscd. Notes		4.50	8/15/2030	4,105,000	[b]	4,240,342
Centene, Sr. Unscd. Notes		3.00	10/15/2030	4,250,000		4,361,563
Centene, Sr. Unscd. Notes		3.38	2/15/2030	4,415,000		4,576,368

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.1% (continued)
United States - 43.4% (continued)
CF Hippolyta, Ser. 2020-1, Cl. A1		1.69	7/15/2060	7,675,693	[b]	7,785,207
CF Hippolyta, Ser. 2021-1A, Cl. A1		1.53	3/15/2061	6,442,038	[b]	6,489,704
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. A, 1 Month LIBOR +.95%		1.03	11/15/2036	5,750,000	[b,d]	5,756,032
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. A, 1 Month LIBOR +1.12%		1.20	6/15/2034	8,934,784	[b,d]	8,943,578
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. B, 1 Month LIBOR +1.50%		1.58	6/15/2034	3,375,363	[b,d]	3,375,156
Cheniere Corpus Christi Holdings, Sr. Scd. Notes		3.70	11/15/2029	2,765,000		3,002,230
Cheniere Energy, Sr. Scd. Notes		4.63	10/15/2028	4,225,000		4,457,375
Cheniere Energy Partners, Gtd. Notes		4.00	3/1/2031	5,935,000	[b]	6,222,551
Cigna, Gtd. Notes		4.38	10/15/2028	8,825,000		10,206,256
CIT Group, Sub. Notes		6.13	3/9/2028	6,025,000		7,290,973
Citigroup, Jr. Sub. Bonds		5.90	2/15/2023	3,622,000	[e]	3,784,990
Citigroup, Jr. Sub. Bonds, Ser. D		5.35	5/15/2023	6,725,000	[e]	6,943,563
Citigroup, Jr. Sub. Bonds, Ser. M		6.30	5/15/2024	4,520,000	[e]	4,890,640
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B		4.35	10/10/2047	3,925,000		4,218,497
Citizens Bank, Sr. Unscd. Notes		2.25	4/28/2025	14,075,000		14,645,123
CNX Resources, Gtd. Notes		6.00	1/15/2029	1,065,000	[b]	1,127,569
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A3		3.78	4/10/2047	8,873,176		9,410,017
ConocoPhillips, Gtd. Notes		3.75	10/1/2027	3,750,000	[b]	4,190,472
Continental Resources, Gtd. Notes		5.75	1/15/2031	3,670,000	[b]	4,440,700
Crown Americas, Gtd. Notes		4.75	2/1/2026	4,325,000		4,462,751
Crown Castle International, Sr. Unscd. Notes		3.15	7/15/2023	3,150,000		3,289,620
CyrusOne, Gtd. Notes	EUR	1.45	1/22/2027	2,575,000	[c]	3,002,955
CyrusOne, Gtd. Notes		2.90	11/15/2024	1,280,000		1,343,014
CyrusOne, Gtd. Notes		3.45	11/15/2029	3,400,000		3,545,350
Danaher, Sr. Unscd. Notes	EUR	2.50	3/30/2030	2,025,000		2,714,215
DataBank Issuer, Ser. 2021-1A, Cl. A2		2.06	2/27/2051	6,055,000	[b]	6,057,788
DaVita, Gtd. Notes		3.75	2/15/2031	7,640,000	[b]	7,449,000
Dell Equipment Finance Trust, Ser. 2018-2, Cl. C		3.72	10/22/2023	2,456,908	[b]	2,464,085
Dell International, Sr. Scd. Notes		6.02	6/15/2026	4,650,000		5,535,095
Diamondback Energy, Gtd. Notes		2.88	12/1/2024	2,750,000		2,888,492
Diamondback Energy, Gtd. Notes		3.13	3/24/2031	8,130,000		8,448,101
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/2024	5,814,000		7,171,424
Dollar Tree, Sr. Unscd. Notes		4.20	5/15/2028	2,050,000		2,311,112

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.1% (continued)
United States - 43.4% (continued)
Domino's Pizza Master Issuer, Ser. 2021-1A, Cl. A2I		2.66	4/25/2051	5,610,938	[b]	5,792,910
DT Auto Owner Trust, Ser. 2020-1A, Cl. B		2.16	5/15/2024	6,215,000	[b]	6,253,278
Elanco Animal Health, Sr. Unscd. Notes		5.90	8/28/2028	4,325,000		5,065,656
Eli Lilly & Co., Sr. Unscd. Bonds	EUR	1.38	9/14/2061	5,625,000		6,116,064
Energy Transfer, Jr. Sub. Bonds, Ser. A		6.25	2/15/2023	3,080,000	[c,e]	2,763,376
Energy Transfer, Jr. Sub. Bonds, Ser. F		6.75	5/15/2025	2,275,000	[e]	2,331,875
Energy Transfer, Sr. Unscd. Notes		4.00	10/1/2027	2,775,000		3,063,655
EQT, Sr. Unscd. Notes		3.00	10/1/2022	9,165,000	[c]	9,337,760
EQT, Sr. Unscd. Notes		3.13	5/15/2026	5,250,000	[b]	5,388,443
Equinix, Sr. Unscd. Notes		1.00	9/15/2025	10,360,000		10,221,897
Exeter Automobile Receivables Trust, Ser. 2021-2A, Cl. C		0.98	6/15/2026	6,160,000		6,175,527
FARM 21-1 Mortgage Trust, Ser. 2021-1, CI. A		2.18	1/25/2051	6,710,000	[b,f]	6,696,502
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, 1 Month SOFR +2.00%		2.05	1/25/2051	2,141,142	[b,d,g]	2,158,589
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC02, Cl. A2		3.37	7/25/2025	6,365,000	[g]	6,666,467
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL3W, Cl. AFLW, 1 Month LIBOR +.45%		0.54	8/25/2025	3,991,117	[d,g]	4,013,199
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2017-4, Cl. M45T		4.50	6/25/2057	3,222,526	[g]	3,571,348
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2018-4, Cl. M55D		4.00	3/25/2058	4,827,919	[g]	5,226,001
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2019-3, Cl. M55D		4.00	10/25/2058	3,489,071	[g]	3,800,267
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU		2.50	5/25/2060	3,363,707	[g]	3,490,284
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1		3.50	11/25/2028	6,697,611	[g]	7,067,286

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.1% (continued)
United States - 43.4% (continued)
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-1, Cl. A2		3.50	5/25/2029	5,000,000	[g]	5,360,506
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A1C		2.75	9/25/2029	6,028,680	[g]	6,294,465
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C		2.75	11/25/2029	6,425,000	[g]	6,791,399
Federal National Mortgage Association Grantor Trust, Ser. 2017-T1, Cl. A		2.90	6/25/2027	7,665,338	[g]	8,238,470
Fidelity National Information Services, Sr. Unscd. Notes	EUR	1.50	5/21/2027	4,280,000		5,260,368
First Republic Bank, Sr. Unscd. Notes		1.91	2/12/2024	2,725,000		2,780,668
Ford Motor, Sr. Unscd. Notes		4.75	1/15/2043	5,640,000		5,918,503
GLP Capital, Gtd. Notes		5.38	4/15/2026	6,780,000	[c]	7,716,996
Government National Mortgage Association, Ser. 2013-H26, Cl. HA		3.50	9/20/2063	176,840		177,718
HCA, Gtd. Notes		3.50	9/1/2030	5,160,000		5,471,612
HCA, Gtd. Notes		5.88	2/1/2029	1,625,000		1,954,773
Healthcare Trust of America Holdings, Gtd. Notes		3.10	2/15/2030	3,485,000		3,667,343
Healthcare Trust of America Holdings, Gtd. Notes		3.50	8/1/2026	3,055,000		3,313,788
Hertz Vehicle Financing III, Ser. 2021-2A, CI. A		1.68	12/27/2027	15,400,000	[b]	15,455,043
Hilton Domestic Operating, Gtd. Notes		3.63	2/15/2032	4,475,000	[b]	4,413,469
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%		1.08	11/15/2036	6,984,195	[b,d]	6,993,800
Icahn Enterprises, Gtd. Notes		5.25	5/15/2027	4,200,000		4,362,750
Invitation Homes Trust, Ser. 2018-SFR3, Cl. A, 1 Month LIBOR +1.00%		1.08	7/17/2037	6,323,042	[b,d]	6,345,734
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2013-C16, Cl. A3		3.88	12/15/2046	2,743,907		2,860,885
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF		5.00	8/1/2024	13,688,000	[e]	14,295,405
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. Q		5.15	5/1/2023	4,342,000	[e]	4,472,262
KeyCorp, Sr. Unscd. Notes		2.25	4/6/2027	8,320,000		8,602,034
Kraft Heinz Foods, Gtd. Notes		3.88	5/15/2027	1,830,000		1,999,261
Kraft Heinz Foods, Gtd. Notes		4.25	3/1/2031	1,530,000		1,730,701

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.1% (continued)
United States - 43.4% (continued)
Kraft Heinz Foods, Gtd. Notes		4.88	10/1/2049	1,445,000		1,762,045
Lamar Media, Gtd. Notes		3.75	2/15/2028	6,390,000		6,581,157
Lennar, Gtd. Notes		4.75	11/29/2027	5,275,000		6,119,422
Lennar, Gtd. Notes		5.25	6/1/2026	1,625,000		1,858,594
Level 3 Financing, Gtd. Notes		4.25	7/1/2028	6,810,000	[b]	6,871,154
Life 2021-BMR Mortgage Trust, Ser. 2021-BMR Cl. A, 1 Month LIBOR +.70%		0.78	3/15/2038	4,350,000	[b,d]	4,359,245
Lumen Technologies, Sr. Unscd. Notes		5.38	6/15/2029	6,950,000	[b]	7,100,189
Marriott International, Sr. Unscd. Notes, Ser. EE		5.75	5/1/2025	4,375,000		5,005,526
Marsh & McLennan, Sr. Unscd. Bonds	EUR	1.98	3/21/2030	2,145,000		2,762,670
Mastercard, Sr. Unscd. Notes		3.30	3/26/2027	1,775,000		1,952,322
Mastercard, Sr. Unscd. Notes		3.35	3/26/2030	5,665,000		6,304,765
Metropolitan Life Global Funding I, Sr. Scd. Notes		3.00	9/19/2027	5,475,000	[b]	5,904,460
MGM Growth Properties Operating Partnership, Gtd. Notes		3.88	2/15/2029	6,612,000	[b]	7,050,045
MGM Growth Properties Operating Partnership, Gtd. Notes		5.75	2/1/2027	3,070,000		3,534,338
Molina Healthcare, Sr. Unscd. Notes		4.38	6/15/2028	3,400,000	[b]	3,541,542
Morgan Stanley Capital I Trust, Ser. 2019-H7, Cl. A3		3.01	7/15/2052	6,825,000		7,210,636
Morgan Stanley Capital I Trust, Ser. 2019-L2, Cl. A3		3.81	3/15/2052	9,750,000		10,729,440
Mozart Debt Merger Sub, Sr. Scd. Notes		3.88	4/1/2029	11,850,000		11,850,000
MPT Operating Partnership, Gtd. Bonds	EUR	0.99	10/15/2026	5,125,000	[f]	5,950,554
NRG Energy, Gtd. Notes		3.63	2/15/2031	7,360,000	[b,c]	7,238,560
Occidental Petroleum, Sr. Unscd. Notes		3.00	2/15/2027	3,480,000		3,483,654
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A		1.75	9/14/2035	7,975,000	[b]	8,097,981
PayPal Holdings, Sr. Unscd. Notes		2.40	10/1/2024	6,410,000		6,737,889
Pfizer, Sr. Unscd. Notes		3.45	3/15/2029	1,400,000		1,559,010
Pioneer Natural Resources, Sr. Unscd. Notes		1.90	8/15/2030	3,150,000		3,016,390
Plains All American Pipeline, Sr. Unscd. Notes		3.55	12/15/2029	5,000		5,264
Pricoa Global Funding I, Scd. Notes		2.40	9/23/2024	2,775,000	[b]	2,909,253
Prologis, Sr. Unscd. Notes		2.13	4/15/2027	1,400,000		1,450,101
Prologis, Sr. Unscd. Notes		2.25	4/15/2030	4,535,000		4,619,096
Republic Services, Sr. Unscd. Notes		2.50	8/15/2024	3,400,000		3,561,577

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.1% (continued)
United States - 43.4% (continued)
Rocket Mortgage, Gtd. Notes		3.63	3/1/2029	5,900,000	[b]	5,973,750
Santander Retail Auto Lease Trust, Ser. 2019-B, Cl. C		2.77	8/21/2023	3,600,000	[b]	3,654,217
SBA Tower Trust, Notes		1.88	1/15/2026	6,860,000	[b]	6,953,252
SBA Tower Trust, Notes		2.84	1/15/2025	8,030,000	[b]	8,325,574
SLM, Sr. Unscd. Notes		4.20	10/29/2025	1,900,000		2,039,365
Southern Copper, Sr. Unscd. Notes		5.88	4/23/2045	2,510,000		3,396,658
Spirit Realty, Gtd. Notes		3.20	2/15/2031	4,505,000		4,683,865
Spirit Realty, Gtd. Notes		4.00	7/15/2029	2,645,000		2,933,149
SpringCastle America Funding, Ser. 2020-AA, Cl. A		1.97	9/25/2037	5,433,462	[b]	5,487,029
Stellantis Finance US, Gtd. Notes		2.69	9/15/2031	5,585,000	[b]	5,534,286
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	2,135,000	[b,c]	2,300,505
Tesla Auto Lease Trust, Ser. 2019-A, Cl. B		2.41	12/20/2022	13,400,000	[b]	13,644,838
Tesla Auto Lease Trust, Ser. 2020-A, Cl. B		1.18	1/22/2024	2,400,000	[b]	2,422,786
Tesla Auto Lease Trust, Ser. 2021-A, CI. C		1.18	3/20/2025	5,775,000	[b]	5,775,314
The Estee Lauder Companies, Sr. Unscd. Notes		2.00	12/1/2024	425,000		442,179
The Estee Lauder Companies, Sr. Unscd. Notes		2.38	12/1/2029	3,025,000	[c]	3,143,332
The Goldman Sachs Group, Jr. Sub. Notes, Ser. T		3.80	5/10/2026	5,405,000	[e]	5,546,881
The Southern Company, Jr. Sub. Notes	EUR	1.88	9/15/2081	5,625,000		6,488,692
The Southern Company, Sr. Unscd. Notes		3.25	7/1/2026	7,725,000		8,317,246
T-Mobile USA, Gtd. Notes		4.75	2/1/2028	4,175,000		4,441,156
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A		2.93	1/17/2036	8,054,001	[b]	8,199,305
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A		2.75	3/17/2038	7,493,763	[b]	7,804,243
TRP, Ser. 2021-1, Cl. A		2.07	6/19/2051	6,946,431	[b]	6,982,811
TRP, Ser. 2021-2, Cl. A		2.15	6/19/2051	7,385,126	[b]	7,455,394
Truist Bank, Sub. Notes		3.63	9/16/2025	4,750,000		5,188,829
Truist Financial, Sr. Unscd. Notes		2.50	8/1/2024	5,000,000		5,260,837
U.S. Treasury Bonds		3.38	11/15/2048	78,525,000		100,064,162
U.S. Treasury Bonds		4.50	2/15/2036	43,675,000	[c]	59,693,147
United Rentals North America, Gtd. Notes		4.00	7/15/2030	5,175,000		5,375,531
Upstart Securitization Trust, Ser. 2021-4, Cl. A		0.84	9/20/2031	11,800,000	[b]	11,824,801

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.1% (continued)
United States - 43.4% (continued)
VASA Trust, Ser. 2021-VASA, CI. B, 1 Month LIBOR +1.25%	1.33	7/15/2039	9,725,000	[b,d]	9,744,273
VB-S1 Issuer, Ser. 2020-1A, CI. C2	3.03	6/15/2050	3,645,000	[b]	3,804,461
VICI Properties, Gtd. Notes	3.50	2/15/2025	4,466,000	[b]	4,560,903
VICI Properties, Gtd. Notes	4.25	12/1/2026	2,550,000	[b]	2,666,229
Visa, Sr. Unscd. Notes	1.90	4/15/2027	7,075,000		7,308,418
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C51, Cl. A4	3.31	6/15/2052	8,200,000		8,939,629
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, 1 Month LIBOR +1.15%	1.23	2/15/2040	4,567,835	[b,d]	4,603,788
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	2,450,000		2,632,427
Western Midstream Operating, Sr. Unscd. Notes	4.65	7/1/2026	1,810,000		1,961,298
Western Midstream Operating, Sr. Unscd. Notes	5.30	2/1/2030	3,040,000		3,363,000
Yum! Brands, Sr. Unscd. Notes	4.63	1/31/2032	9,225,000		9,859,219
Federal National Mortgage Association:
2.00%			29,650,000	[g,h]	29,732,233
2.50%			42,750,000	[g,h]	44,080,928
3.00%			35,595,000	[g,h]	37,248,221
3.50%			28,600,000	[g,h]	30,262,934
Government National Mortgage Association II:
3.63%, 1/20/2063			45,110		45,336
				1,281,047,545
Total Bonds and Notes (cost $2,853,890,617)			2,892,688,617
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 4.9%
U.S. Government Securities
U.S. Treasury Bills (cost $144,422,418)	0.05	10/14/2021	144,425,000	[i]	144,423,826
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 3.1%
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $92,921,956)	0.06		92,921,956	[j]	92,921,956

Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $41,548,273)	0.02	41,548,273	[j] 41,548,273
Total Investments (cost $3,132,783,264)		107.5%	3,171,582,672
Liabilities, Less Cash and Receivables		(7.5%)	(221,949,484)
Net Assets		100.0%	2,949,633,188

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

AUD—Australian Dollar

CAD—Canadian Dollar

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities were valued at $910,776,138 or 30.88% of net assets.

c Security, or portion thereof, on loan. At September 30, 2021, the value of the fund’s securities on loan was $107,019,872 and the value of the collateral was $110,503,519, consisting of cash collateral of $41,548,273 and U.S. Government & Agency securities valued at $68,955,246.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Purchased on a when—issued basis.

g The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

h Purchased on a forward commitment basis.

i Security is a discount security. Income is recognized through the accretion of discount.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Fixed Income Fund

September 30, 2021 (Unaudited)

The following is a summary of the inputs used as of September 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed Securities	-	229,300,033	-	229,300,033
Collateralized Loan Obligations	-	137,173,280	-	137,173,280
Commercial Mortgage-Backed	-	185,148,844	-	185,148,844
Corporate Bonds	-	949,902,942		949,902,942
Foreign Governmental	-	1,020,484,056	-	1,020,484,056
Investment Companies	134,470,229	-	-	134,470,229
U.S. Government Agencies Collateralized Mortgage Obligations	-	56,714,246	-	56,714,246
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	12,838,255	-	12,838,255
U.S. Government Agencies Mortgage-Backed	-	141,369,652	-	141,369,652
U.S. Treasury Securities	-	304,181,135	-	304,181,135
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	10,355,836	-	10,355,836
Futures††	7,267,359	-	-	7,267,359
Swap Agreements††	-	463,929	-	463,929
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(577,638)	-	(577,638)
Futures††	(1,957,894)	-	-	(1,957,894)
Swap Agreements††	-	(3,144,927)	-	(3,144,927)

†  See Statement of Investments for additional detailed categorizations, if any.

††  Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Global Fixed Income Fund

September 30, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	143	12/15/2021	14,991,513[a]	14,625,696	(365,817)
Australian 3 Year Bond	442	12/15/2021	37,295,221[a]	37,207,075	(88,146)
Euro-Bond	175	12/8/2021	34,782,725[a]	34,424,424	(358,301)
Euro-Schatz	382	12/8/2021	49,689,709[a]	49,649,557	(40,152)
Japanese 10 Year Bond	35	12/13/2021	47,823,097[a]	47,602,767	(220,330)
U.S. Treasury 2 Year Notes	376	12/31/2021	82,782,387	82,740,563	(41,824)
U.S. Treasury Long Bond	203	12/21/2021	33,164,730	32,321,406	(843,324)
Futures Short
Canadian 10 Year Bond	192	12/20/2021	22,130,516[a]	21,699,668	430,848
Euro 30 Year Bond	103	12/8/2021	25,069,432[a]	24,260,506	808,926
U.S. Treasury 10 Year Notes	1,021	12/21/2021	136,453,515	134,373,177	2,080,338
U.S. Treasury 5 Year Notes	494	12/31/2021	61,004,243	60,634,642	369,601
Ultra 10 Year U.S. Treasury Notes	1,377	12/21/2021	203,586,896	200,009,250	3,577,646
Gross Unrealized Appreciation				7,267,359
Gross Unrealized Depreciation				(1,957,894)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Fixed Income Fund

September 30, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
United States Dollar	641,457,317	Euro	548,885,100	10/29/2021	5,309,969
United States Dollar	199,212,082	Japanese Yen	22,020,166,570	10/29/2021	1,319,714
United States Dollar	2,430,869	Thai Baht	79,600,000	12/15/2021	79,264
United States Dollar	35,390,915	Chinese Yuan Renminbi	229,695,000	12/15/2021	(17,647)
Indian Rupee	875,500,000	United States Dollar	11,682,992	12/15/2021	19,207
Citigroup
United States Dollar	14,969,078	Russian Ruble	1,115,825,000	12/15/2021	(137,199)
Goldman Sachs
United States Dollar	11,838,413	Taiwan Dollar	328,220,000	12/15/2021	57,276
Polish Zloty	22,730,000	United States Dollar	5,911,219	12/15/2021	(197,616)
United States Dollar	5,725,009	Polish Zloty	22,730,000	12/15/2021	11,406
United States Dollar	50,862,535	Mexican Peso	1,023,628,612	12/15/2021	1,815,630
United States Dollar	9,458,909	Malaysian Ringgit	39,420,000	12/15/2021	74,535
United States Dollar	58,690,341	Canadian Dollar	74,340,120	10/29/2021	97
United States Dollar	22,373,082	South Korean Won	26,148,315,000	12/15/2021	312,518
HSBC
United States Dollar	4,439,829	Euro	3,800,000	10/29/2021	35,702
United States Dollar	109,771,180	Chinese Yuan Renminbi	710,955,000	12/15/2021	174,130
British Pound	23,670,290	United States Dollar	32,018,340	10/1/2021	(124,967)
British Pound	42,613,278	United States Dollar	57,213,141	10/4/2021	204,160
United States Dollar	107,248,263	British Pound	79,584,745	10/29/2021	11,792
J.P. Morgan Securities
United States Dollar	14,731,225	Czech Koruna	324,350,000	12/15/2021	(59,631)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
J.P. Morgan Securities(continued)
United States Dollar	11,632,486	Chinese Yuan Renminbi	75,340,000	12/15/2021	18,471
Australian Dollar	530,771	United States Dollar	386,875	10/29/2021	(3,107)
United States Dollar	5,871,497	New Zealand Dollar	8,380,000	10/29/2021	87,289
Euro	12,680,000	United States Dollar	14,733,349	10/29/2021	(37,471)
United States Dollar	23,053,843	Thai Baht	755,290,000	12/15/2021	740,482
United States Dollar	7,368,266	Singapore Dollar	9,895,000	12/15/2021	81,955
United States Dollar	82,663	Chilean Peso	65,665,000	12/15/2021	2,239
Gross Unrealized Appreciation					10,355,836
Gross Unrealized Depreciation					(577,638)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon Global Fixed Income Fund

September 30, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized (Depreciation) ($)
GBP Fixed at 0.73	GBP - 6 Month GBP LIBOR	2/26/2050	23,700,766	(3,088,990)
Gross Unrealized Depreciation				(3,088,990)

GBP—British Pound

LIBOR—London Interbank Offered Rate

See notes to financial statements.

Centrally Cleared Credit Default Swaps

Reference Obligation	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Purchased Contracts:[1]
Markit CDX Emerging Market Index Series 35 Paid Fixed Rate of 1.00% 3 Month	6/20/2026	124,450,000	3,995,470	3,723,819	271,651
Markit CDX North America High Yield Index Series 36 Paid Fixed Rate of 5.00% 3 Month	6/20/2026	26,740,000	(2,522,081)	(2,466,144)	(55,937)
Markit CDX North America High Yield Index Series 36 Paid Fixed Rate of 5.00% 3 Month	6/20/2026	27,190,000	(2,564,525)	(2,621,554)	57,029
Markit CDX Emerging Market Index Series 35 Paid Fixed Rate of 1.00% 3 Month	6/20/2026	30,155,000	968,127	832,878	135,249
Gross Unrealized Appreciation				463,929
Gross Unrealized Depreciation				(55,937)

1 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at September 30, 2021 are set forth in the Statement of Swap Agreements.

At September 30, 2021, accumulated net unrealized appreciation on investments was $38,799,408, consisting of $72,128,173 gross unrealized appreciation and $33,328,765 gross unrealized depreciation.

At September 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.